Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE
22.	LOSS PER SHARE

Basic loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. Upon completion of the Company’s IPO on April 3, 2018, all redeemable convertible preferred shares were converted into 1,231,841,032 Class A ordinary shares and 2,496,982,468 Class B ordinary shares. The effect of convertible senior notes, share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2018, 2019 and 2020, as its effect would be anti-dilutive.

Basic and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	Year ended December 31,
	2018		2019		2020		2020
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to iQIYI, Inc.	(3,841,616)	(5,268,160)	(4,506,557)	(5,816,772)	(3,127,160)	(479,257)	(3,911,201)	(599,418)
Accretion of redeemable noncontrolling interests	—	—	(673)	(869)	(3,149)	(482)	(3,938)	(604)
Accretion of redeemable convertible preferred shares	(126,085)	(172,905)	—	—	—	—	—	—
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(3,967,701)	(5,441,065)	(4,507,230)	(5,817,641)	(3,130,309)	(479,739)	(3,915,139)	(600,022)

Denominator:
Weighted average number of ordinary shares outstanding, basic	1,631,116,600	2,236,815,186	2,228,491,004	2,876,391,396	2,299,788,661	2,299,788,661	2,876,391,396	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	1,631,116,600	2,236,815,186	2,228,491,004	2,876,391,396	2,299,788,661	2,299,788,661	2,876,391,396	2,876,391,396

Net loss per share, basic	(2.43)	(2.43)	(2.02)	(2.02)	(1.36)	(0.21)	(1.36)	(0.21)
Net loss per share, diluted	(2.43)	(2.43)	(2.02)	(2.02)	(1.36)	(0.21)	(1.36)	(0.21)